Borrowings - Schedule of Analysis of Net Debt Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	£ 16,767	£ 14,794
Net debt, Subsidiaries acquired	9,915
Net debt, Cash flow	19,763	163
Net debt, Foreign exchange, accrued interest and other	(874)	1,810
Net debt, Closing balance	45,571	16,767
Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	19,495	17,001
Net debt, Subsidiaries acquired	11,203
Net debt, Cash flow	20,024	(252)
Net debt, Foreign exchange, accrued interest and other	(1,272)	2,746
Net debt, Closing balance	49,450	19,495
Derivatives in Respect of Net Debt, Assets
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(809)	(373)
Net debt, Cash flow	106	258
Net debt, Foreign exchange, accrued interest and other	63	(694)
Net debt, Closing balance	(640)	(809)
Derivatives in Respect of Net Debt, Liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	300	164
Net debt, Cash flow	(380)	(22)
Net debt, Foreign exchange, accrued interest and other	197	158
Net debt, Closing balance	117	300
Cash and Cash Equivalents
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(2,204)	(1,963)
Net debt, Subsidiaries acquired	(1,288)
Net debt, Cash flow	57	157
Net debt, Foreign exchange, accrued interest and other	144	(398)
Net debt, Closing balance	(3,291)	(2,204)
Current Available-for-sale Investments
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(15)	(35)
Net debt, Cash flow	(44)	22
Net debt, Foreign exchange, accrued interest and other	(6)	(2)
Net debt, Closing balance	£ (65)	£ (15)